REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS, SUBPRIME MORTGAGE LOANS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Restated	Dec. 31, 2012 Others (8)
Federal Income Tax basis	$ 1,300,000
Carrying Value Interest Receivable Residential Mortgage Loans	100
Carrying Value Principal and Interest Receivable Manufactured Housing Loans	4,800
Face Amount of Real Estate Related Loans on Non-Accrual Status	137,700		117,200
Large loan reporting, percentage threshold	3.00%
Large loan reporting, dollar threshold	25,300
Large Loans reporting in the other category - Bank Loans Face Amount					104,700
Large Loans reporting in the other category - Mezzanine Loans Face Amount					208,900
Large Loans reporting in the other category - B-Notes Face Amount					67,700
Large Loans reporting in the other category - Whole Loans Face Amount					1,000
Charge-offs for real estate related loans, number of loans charged off	2			6
Average carrying amount of real estate related loans	843,400	670,700	795,300
Gross Interest Revenues on real estate related loans	81,500	53,300		65,700
Average carrying amount of residential mortgage loans	312,500	388,100	354,900
Gross Interest Revenues on residential mortgage loans	$ 31,600	$ 37,800		$ 34,100
Weighted Average Coupon Rate for Subprime Portfolio I	9.24%
Weighted Average Coupon Rate for Subprime Portfolio II	8.68%
Average loan seasoning for Subprime Portfolios I	89
Average loan seasoning for Subprime Portfolios II	71
Weighted Average Yield of Retained Bonds	8.36%